Goldman Sachs International Equity ESG Fund Investment Strategy - Class A C Inst Serv Inv R6 Shares [Member] - Goldman Sachs International Equity ESG Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in non-U.S. issuers that the Investment Adviser believes adhere to the Fund’s environmental, social and governance (“ESG”) criteria. Such equity investments may include exchange-traded funds (“ETFs”), futures and other instruments with similar economic exposures. The Fund intends to have investments economically tied to at least three countries, not including the United States, and may invest in the securities of issuers in emerging market countries. The Fund seeks to achieve its investment objective by investing, under normal circumstances, in approximately 30-50 companies that are considered by the Investment Adviser to be positioned for long-term capital appreciation. The Fund’s ESG criteria are generally designed to exclude companies that are directly engaged in, and/or derive significant revenue from, certain industries or product lines, including, but not limited to: ◼alcohol; ◼tobacco; ◼gambling; ◼adult entertainment; ◼for-profit prisons; ◼weapons; ◼oil and gas exploration and production; ◼thermal coal mining; and ◼thermal coal power generation. In determining whether a company is directly engaged in, and/or derives significant revenue from, the industries or product lines listed above, the Fund will use revenue thresholds for certain industries or product lines (e.g., companies that derive more than 5% of revenue from tobacco) and categorical exclusions for other industries or product lines (e.g., companies that derive any revenue from controversial weapons) and apply such thresholds and exclusions to data provided by one or more third-party vendor(s). Generally, the highest revenue threshold used will be 5%. The Investment Adviser, in its sole discretion, retains the right not to use data provided by third-party vendors where it deems the data to be not representative of a company’s current business operations. In such cases, or where data on specific companies may not be available from third-party vendors, the Investment Adviser may make reasonable estimates or otherwise exercise its discretion. The Fund’s ESG criteria may be updated periodically to, among other things, add or remove certain industries or product lines from the screening process, revise the revenue thresholds and categorical exclusions applicable to such activities, or change particular industries or product lines from a categorical exclusion to a revenue threshold, or vice versa. Once the Investment Adviser determines that an issuer meets the Fund’s ESG criteria, the Investment Adviser conducts a supplemental analysis of individual companies’ corporate governance factors and a range of environmental and social factors that may vary by sector. This supplemental analysis will be conducted alongside traditional fundamental, bottom-up financial analysis of individual companies, using traditional fundamental metrics. The Investment Adviser may engage in active dialogues with company management teams to further inform investment decision-making and to foster best corporate governance practices using its fundamental and ESG analysis. The Fund may invest in a company prior to completion of the supplemental analysis or without engaging with company management. Instances in which the supplemental analysis may not be completed prior to investment include but are not limited to initial public offerings (“IPOs”), in-kind transfers, corporate actions, and/or certain short-term holdings. The Investment Adviser may sell holdings for several reasons, including, among others, changes in a company’s fundamentals or earnings, a company no longer meeting the Fund’s ESG criteria, or a company otherwise failing to conform to the Investment Adviser’s investment philosophy. The Fund expects to invest a substantial portion of its assets in the securities of issuers located in the developed countries of Western Europe and in Japan, but may also invest in securities of issuers located in emerging market countries. The Fund’s investments in a particular developed country may exceed 25% of its investment portfolio. The Fund may also invest up to 20% of its Net Assets in equity investments that may not adhere to the Fund’s ESG criteria and in fixed income securities, such as government, corporate and bank debt obligations. The Investment Adviser measures the Fund's performance against the MSCI EAFE Index (Net, USD, Unhedged).